Pensions (Details) - Defined Benefit Plans Cash Flows - Defined Benefit Plans $ in Millions	Dec. 31, 2021 USD ($)
Estimated benefit payments
Total	$ 31.8
2022	1.9
2023	2.2
2024	2.5
2025	2.8
2026	3.1
Five Years Thereafter	$ 19.3